Significant Accounting Policies and Estimates (Tables)	12 Months Ended
Sep. 30, 2020
Property and Equipment
Schedule of Earnings and Loss per Share
	September 30, 2020	September 30, 2019
Basic net income (loss) per share computation:
Net loss	$(14,347)	$(17,763)
Add: gain on redeemed preferred stock	24,475	-
Net income (loss) attributable to common stockholders	10,128	(17,763)
Weighted-average common shares outstanding	15,214	11,840
Basic net income (loss) per share	$0.67	$(1.50)

Diluted net income per share computation:
Net income (loss) attributable to common stockholders	10,128	(17,763)
Less: gain on redeemed preferred stock	(24,475)	-
Less: gain on extinguishment of convertible debt	(11,405)	-
Add: interest expense on convertible note	1,204	-
Diluted loss attributable to common stockholders	$(24,548)	$(17,763)
Weighted average common shares outstanding	15,214	11,840
Incremental shares attributable to the assumed conversion of preferred stock, convertible debt and exercise of outstanding stock options and warrants	6,356	-
Total adjusted weighted-average shares	21,570	11,840
Diluted net loss per share	$(1.14)	$(1.50)